T. ROWE PRICE U.S. Equity Research Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 12.1%
Diversified Telecommunication Services 0.7%
AT&T  1,181,531 31,913
Verizon Communications  475,668 25,691
57,604
Entertainment 1.8%
Electronic Arts  112,599 16,017
Netflix (1) 119,672 73,041
Playtika Holding (1) 280,284 7,744
Walt Disney (1) 252,548 42,724
139,526
Interactive Media & Services 7.5%
Alphabet, Class A (1) 53,163 142,132
Alphabet, Class C (1) 88,600 236,147
Facebook, Class A (1) 628,133 213,182
591,461
Media 1.8%
Charter Communications, Class A (1) 42,686 31,057
Comcast, Class A  1,471,954 82,326
DISH Network, Class A (1) 42,777 1,859
Liberty Broadband, Class C (1) 133,632 23,078
138,320
Wireless Telecommunication Services 0.3%
T-Mobile U.S. (1) 173,056 22,110
22,110
Total Communication Services 949,021
CONSUMER DISCRETIONARY 11.9%
Auto Components 0.3%
Aptiv (1) 96,721 14,408
Magna International  141,529 10,649
25,057
Automobiles 1.1%
Ferrari  91,402 19,114
General Motors (1) 161,540 8,515
Tesla (1) 79,212 61,427
89,056
Hotels, Restaurants & Leisure 2.4%
Airbnb, Class A (1) 14,083 2,362
Booking Holdings (1) 12,416 29,474

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chipotle Mexican Grill (1) 13,320 24,209
Hilton Worldwide Holdings (1) 138,480 18,295
Las Vegas Sands (1) 135,593 4,963
Marriott International, Class A (1) 147,610 21,860
McDonald's  128,439 30,968
MGM Resorts International  281,997 12,168
Starbucks  340,735 37,586
Wynn Resorts (1) 59,446 5,038
186,923
Household Durables 0.1%
NVR (1) 2,357 11,300
11,300
Internet & Direct Marketing Retail 4.2%
Amazon.com (1) 98,398 323,241
DoorDash, Class A (1) 24,889 5,127
328,368
Multiline Retail 0.3%
Dollar General  81,866 17,367
Dollar Tree (1) 84,957 8,132
25,499
Specialty Retail 2.7%
AutoZone (1) 7,597 12,900
Burlington Stores (1) 61,038 17,308
CarMax (1) 34,877 4,463
Home Depot  253,756 83,298
Lowe's  129,289 26,228
O'Reilly Automotive (1) 33,976 20,761
Ross Stores  204,436 22,253
TJX  211,298 13,941
Ulta Beauty (1) 25,749 9,293
210,445
Textiles, Apparel & Luxury Goods 0.8%
Lululemon Athletica (1) 28,900 11,696
NIKE, Class B  336,355 48,849
VF  68,474 4,587
65,132
Total Consumer Discretionary 941,780
CONSUMER STAPLES 5.4%
Beverages 1.7%
Coca-Cola  1,035,375 54,326
Keurig Dr Pepper  495,891 16,939
Monster Beverage (1) 189,879 16,867

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PepsiCo  276,004 41,514
129,646
Food & Staples Retailing 0.8%
Costco Wholesale  101,997 45,833
Walmart  147,484 20,556
66,389
Food Products 0.7%
Conagra Brands  179,940 6,095
Darling Ingredients (1) 40,445 2,908
Mondelez International, Class A  575,211 33,466
Mowi, ADR  58,900 1,490
Tyson Foods, Class A  161,240 12,728
56,687
Household Products 1.2%
Colgate-Palmolive  107,170 8,100
Kimberly-Clark  129,877 17,201
Procter & Gamble  507,240 70,912
96,213
Personal Products 0.2%
Estee Lauder, Class A  63,083 18,920
18,920
Tobacco 0.8%
Altria Group  433,502 19,733
Philip Morris International  422,230 40,023
59,756
Total Consumer Staples 427,611
ENERGY 2.4%
Energy Equipment & Services 0.3%
Halliburton  1,032,270 22,318
22,318
Oil, Gas & Consumable Fuels 2.1%
Chevron  254,096 25,778
ConocoPhillips  725,166 49,145
Devon Energy  167,808 5,959
EOG Resources  321,698 25,823
Exxon Mobil  438,543 25,795
Marathon Petroleum  186,141 11,505
TotalEnergies, ADR  474,508 22,743
166,748
Total Energy 189,066

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS 12.2%
Banks 5.4%
Bank of America  2,444,636 103,775
Citigroup  239,900 16,836
Citizens Financial Group  436,972 20,529
Fifth Third Bancorp  1,142,978 48,508
Huntington Bancshares  2,556,176 39,518
JPMorgan Chase  197,233 32,285
PNC Financial Services Group  172,048 33,659
Signature Bank  68,476 18,645
Wells Fargo  2,386,204 110,744
424,499
Capital Markets 3.1%
Apollo Global Management  89,432 5,508
Bank of New York Mellon  187,487 9,719
Cboe Global Markets  101,192 12,534
Charles Schwab  527,935 38,455
CME Group  172,525 33,363
Goldman Sachs Group  124,095 46,912
Intercontinental Exchange  229,160 26,312
Invesco  99,895 2,408
KKR  214,156 13,038
MarketAxess Holdings  16,100 6,773
Morgan Stanley  326,811 31,802
S&P Global  11,095 4,714
State Street  139,479 11,817
Tradeweb Markets, Class A  38,772 3,132
246,487
Diversified Financial Services 1.4%
Berkshire Hathaway, Class B (1) 314,598 85,866
Equitable Holdings  637,671 18,901
Voya Financial  79,553 4,884
109,651
Insurance 2.3%
American International Group  772,975 42,429
Assurant  95,546 15,072
Chubb  203,059 35,227
Hartford Financial Services Group  420,214 29,520
Marsh & McLennan  91,282 13,823
MetLife  338,815 20,915
Progressive  61,347 5,545

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RenaissanceRe Holdings  132,400 18,456
180,987
Total Financials 961,624
HEALTH CARE 12.8%
Biotechnology 2.2%
AbbVie  763,356 82,343
Amgen  121,226 25,779
Biogen (1) 80,863 22,883
Incyte (1) 79,301 5,454
Moderna (1) 46,200 17,781
Regeneron Pharmaceuticals (1) 14,342 8,680
Seagen (1) 47,918 8,136
Vertex Pharmaceuticals (1) 23,940 4,343
175,399
Health Care Equipment & Supplies 3.1%
Abbott Laboratories  240,021 28,354
Becton Dickinson & Company  192,392 47,294
Cooper  9,661 3,993
Danaher  147,772 44,988
Hologic (1) 172,129 12,705
Intuitive Surgical (1) 67,114 66,721
Medtronic  89,721 11,246
Stryker  117,836 31,076
246,377
Health Care Providers & Services 2.6%
Anthem  73,723 27,484
Centene (1) 239,214 14,906
Cigna  74,072 14,826
CVS Health  200,404 17,006
HCA Healthcare  71,052 17,246
Humana  52,511 20,435
McKesson  19,486 3,885
UnitedHealth Group  226,773 88,609
204,397
Life Sciences Tools & Services 1.2%
Agilent Technologies  194,691 30,670
Thermo Fisher Scientific  105,406 60,221
90,891
Pharmaceuticals 3.7%
AstraZeneca, ADR  643,855 38,670
Bristol-Myers Squibb  64,200 3,799
Elanco Animal Health (1) 824,908 26,306

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Eli Lilly  335,943 77,620
Johnson & Johnson  324,390 52,389
Merck  326,708 24,539
Roche Holding, ADR  162,800 7,402
Sanofi, ADR  487,429 23,499
Zoetis  180,780 35,097
289,321
Total Health Care 1,006,385
INDUSTRIALS & BUSINESS SERVICES 7.4%
Aerospace & Defense 1.1%
Boeing (1) 138,182 30,392
L3Harris Technologies  97,417 21,455
Raytheon Technologies  47,600 4,092
Textron  332,424 23,206
TransDigm Group (1) 7,642 4,773
83,918
Air Freight & Logistics 1.0%
FedEx  123,613 27,107
United Parcel Service, Class B  265,313 48,313
75,420
Airlines 0.2%
Southwest Airlines (1) 235,800 12,127
United Airlines Holdings (1) 152,331 7,246
19,373
Commercial Services & Supplies 0.3%
Waste Connections  174,656 21,994
21,994
Industrial Conglomerates 2.0%
3M  159,128 27,914
General Electric  672,351 69,273
Honeywell International  127,473 27,060
Roper Technologies  68,707 30,652
154,899
Machinery 1.8%
Cummins  141,173 31,702
Flowserve  171,412 5,943
Fortive  317,815 22,428
Ingersoll Rand (1) 281,625 14,197
Otis Worldwide  275,707 22,685
PACCAR  372,123 29,368
Parker-Hannifin  54,295 15,182

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Snap-on  14,814 3,095
144,600
Professional Services 0.4%
Clarivate (1) 232,289 5,087
CoStar Group (1) 74,210 6,387
Equifax  12,668 3,210
Leidos Holdings  158,481 15,235
29,919
Road & Rail 0.6%
Canadian Pacific Railway  139,700 9,090
CSX  701,445 20,861
Norfolk Southern  83,739 20,035
49,986
Trading Companies & Distributors 0.0%
United Rentals (1) 7,700 2,702
2,702
Total Industrials & Business Services 582,811
INFORMATION TECHNOLOGY 27.7%
Communications Equipment 1.0%
Cisco Systems  1,019,239 55,477
Motorola Solutions  84,956 19,737
75,214
Electronic Equipment, Instruments & Components 1.1%
Amphenol, Class A  511,060 37,425
CDW  70,541 12,840
Keysight Technologies (1) 26,049 4,280
Teledyne Technologies (1) 49,851 21,415
Trimble (1) 110,983 9,128
85,088
IT Services 5.8%
Accenture, Class A  168,108 53,781
Cognizant Technology Solutions, Class A  296,345 21,992
Fidelity National Information Services  298,057 36,268
Fiserv (1) 672,033 72,916
FleetCor Technologies (1) 143,755 37,559
Global Payments  287,078 45,238
Mastercard, Class A  174,400 60,635
VeriSign (1) 81,764 16,762
Visa, Class A  484,841 107,998
453,149

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices (1) 499,604 51,409
Analog Devices  85,567 14,331
Applied Materials  40,899 5,265
Broadcom  89,927 43,608
Lam Research  6,177 3,516
Marvell Technology  10,357 625
Microchip Technology  99,277 15,238
NVIDIA  432,934 89,686
QUALCOMM  368,118 47,480
Texas Instruments  461,204 88,648
Xilinx  242,239 36,576
396,382
Software 8.8%
Citrix Systems  174,670 18,754
Fortinet (1) 23,053 6,733
Intuit  76,038 41,023
Microsoft  1,689,672 476,352
NortonLifeLock  887,527 22,455
salesforce.com (1) 342,249 92,825
Workday, Class A (1) 72,277 18,061
Zoom Video Communications, Class A (1) 73,491 19,218
695,421
Technology Hardware, Storage & Peripherals 6.0%
Apple  3,314,335 468,978
468,978
Total Information Technology 2,174,232
MATERIALS 2.6%
Chemicals 1.5%
Albemarle  28,905 6,329
CF Industries Holdings  82,352 4,597
International Flavors & Fragrances  73,892 9,881
Linde  159,454 46,781
RPM International  128,556 9,982
Sherwin-Williams  153,837 43,033
120,603
Construction Materials 0.2%
Vulcan Materials  106,308 17,983
17,983
Containers & Packaging 0.9%
Ball  304,706 27,415
International Paper  171,983 9,617

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Packaging Corp. of America  56,723 7,796
Sealed Air  330,939 18,132
Westrock  109,599 5,461
68,421
Paper & Forest Products 0.0%
West Fraser Timber  20,600 1,735
1,735
Total Materials 208,742
REAL ESTATE 2.3%
Equity Real Estate Investment Trusts 2.2%
Alexandria Real Estate Equities, REIT  38,352 7,328
American Tower, REIT  119,400 31,690
AvalonBay Communities, REIT  62,715 13,900
Camden Property Trust, REIT  68,704 10,132
Equinix, REIT  27,396 21,646
Equity LifeStyle Properties, REIT  46,299 3,616
Equity Residential, REIT  109,003 8,821
Essex Property Trust, REIT  25,600 8,185
Prologis, REIT  262,994 32,987
Public Storage, REIT  10,463 3,109
SBA Communications, REIT  7,431 2,457
Simon Property Group, REIT  40,159 5,219
Sun Communities, REIT  20,323 3,762
Welltower, REIT  215,286 17,740
Weyerhaeuser, REIT  47,327 1,683
172,275
Real Estate Management & Development 0.1%
Opendoor Technologies (1) 257,609 5,289
5,289
Total Real Estate 177,564
UTILITIES 2.7%
Electric Utilities 1.2%
Eversource Energy  209,171 17,102
NextEra Energy  473,739 37,198
Southern  507,650 31,459
Xcel Energy  80,200 5,012
90,771
Gas Utilities 0.0%
Atmos Energy  20,476 1,806
1,806

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Multi-Utilities 1.5%
Ameren  342,482 27,741
CMS Energy  167,000 9,975
Dominion Energy  431,985 31,544
Public Service Enterprise Group  144,670 8,810
Sempra Energy  261,442 33,072
WEC Energy Group  99,840 8,806
119,948
Total Utilities 212,525
Total Common Stocks (Cost $5,347,700) 7,831,361
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Treasury Reserve Fund, 0.05% (2)(3) 29,627,379 29,627
29,627
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 0.052%, 12/30/21 (4) 4,050,000 4,050
4,050
Total Short-Term Investments (Cost $33,677) 33,677
Total Investments in Securities 99.9%
(Cost $5,381,377) $ 7,865,038
Other Assets Less Liabilities 0.1% 4,210
Net Assets 100.0% $ 7,869,248
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
(4) At September 30, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Equity Research Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 148 S&P 500 E-Mini Index contracts 12/21 31,803 $ (1,103)
Net payments (receipts) of variation margin to date 748
Variation margin receivable (payable) on open futures contracts $ (355)

T. ROWE PRICE U.S. Equity Research Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 0.05% $ —# $ — $ 14+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Treasury Reserve
Fund, 0.05% $ 43,920  ¤  ¤ $ 29,627^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $14 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $29,627.

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Equity Research Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE U.S. Equity Research Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.

T. ROWE PRICE U.S. Equity Research Fund

The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F108-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 7,831,361 $ — $ — $ 7,831,361
Short-Term Investments 29,627 4,050 — 33,677
Total $ 7,860,988 $ 4,050 $ — $ 7,865,038
Liabilities
Futures Contracts* $ 1,103 $ — $ — $ 1,103
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.